CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 19	$ 78,361
Prepaid expenses	800,069	911,589
Finance costs	108,924	0
Total current assets	909,012	989,950
Intangible assets	69,757	44,564
Total assets	978,769	1,034,514
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft	0	410
Accrued interest payable	5,380	0
Accounts payable	376,328	103,701
Accounts payable - related party	66,500	0
Loans payable	436,222	0
Notes payable - related party	939,274	884,594
Total current liabilities	1,823,704	988,705
Total liabilities	1,823,704	988,705
Stockholders' equity
Preferred stock $.001 par value: 15,000,000 shares authorized, 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011	0	0
Common stock; $.001 par value; 100,000,000 shares authorized, 47,646,441 and 48,613,125 shares issued and outstanding as of September 30, 2012 and December 31, 2011	47,646	48,613
Additional paid-in capital	4,467,362	13,121,411
Common stock receivable	0	(8,000,000)
Accumulated deficit during development stage	(5,359,973)	(5,124,215)
Total stockholders' equity (deficit)	(844,935)	45,809
Total liabilities and stockholders' equity (deficit)	$ 978,769	$ 1,034,514